[Transamerica Life Insurance Company Letterhead]

September 21, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA A

File No. 811-09172, CIK 0001034624

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA A, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies: Atlas Insurance Trust; AEGON/Transamerica Series Fund, Inc; AIM Variable Insurance Funds; AllianceBernstein Variable Products Series Fund, Inc; The Dreyfus Socially Responsible Growth Fund, Inc.; Dreyfus Variable Investment Fund; Federated Insurance Series; and Janus Aspen Series. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 30, 2004, Atlas Insurance Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001031877);

•	On September 3, 2004, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 17, 2004, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On September 15, 2004, AllianceBernstein Variable Products Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 30, 2004, The Dreyfus Socially Responsible Growth Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000890064);

•	On August 17, 2004, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383);

Securities and Exchange Commission

September 21, 2004

•	On August 27, 2004, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000912577); and

•	On August 20, 2004, Janus Aspen Series — Service Shares filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group